GS Mortgage-Backed Securities Trust 2024-PJ2 ABS-15G

Exhibit 99.2 - Schedule 7

Data Compare Summary (Total)
Run Date - 2/1/2024 6:28:13 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	28	0.00%	214
Amortization Term	0	4	0.00%	214
Amortization Type	0	4	0.00%	214
Balloon Flag	0	190	0.00%	214
Borrower First Name	0	190	0.00%	214
Borrower FTHB	0	4	0.00%	214
Borrower Last Name	0	192	0.00%	214
Borrower SSN	0	190	0.00%	214
City	0	192	0.00%	214
Contract Sales Price	0	23	0.00%	214
Decision System	0	4	0.00%	214
Escrow Account	0	2	0.00%	214
First Payment Date	0	23	0.00%	214
Has FTHB	0	3	0.00%	214
Investor: Qualifying Total Debt Ratio	0	192	0.00%	214
Lender	0	190	0.00%	214
Lien Position	0	4	0.00%	214
LTV Valuation Value	1	2	50.00%	214
Maturity Date	0	1	0.00%	214
Mortgage Type	0	1	0.00%	214
Note Date	0	5	0.00%	214
Occupancy	0	214	0.00%	214
Original CLTV	0	214	0.00%	214
Original Interest Rate	0	213	0.00%	214
Original Loan Amount	1	214	0.47%	214
Original LTV	0	214	0.00%	214
Original Term	0	23	0.00%	214
Originator Loan Designation	0	190	0.00%	214
PITIA Reserves Months	0	93	0.00%	214
Product Description	0	190	0.00%	214
Property Type	9	214	4.21%	214
Purpose	0	214	0.00%	214
Refi Purpose	0	16	0.00%	214
Representative FICO	0	214	0.00%	214
State	0	214	0.00%	214
Street	0	191	0.00%	214
Zip	0	214	0.00%	214
Total	11	4,286	0.26%	214